LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
LOSS PER SHARE
NOTE 19: -     LOSS PER SHARE

Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2019		2018		2017
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	25,754,297	(18,112)	25,753,411	(20,758)	25,673,276	(20,838)

*)	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect.